Related parties (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Directors and Executive Board Management Compensation	Total directors and Executive Committee compensation included in the income statement can be detailed as follows:

	2019		2018		2017
Million US dollar	Directors	Executive Committee	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	17	2	27	2	28
Termination benefits	—	1	—	—	—	1
Share-based payments	—	22	—	24	3	68

	2	40	2	52	5	97

Summary of Aggregate Amounts of AB InBev's Interest
Significant interests in joint ventures include three entities in Brazil, one in Mexico and two in Canada. None of these joint ventures are material to the company. Aggregate amounts of AB InBev’s interest are as follows:

Million US dollar	2019	2018	2017
Non-current assets	10	11	12
Current assets	3	5	5
Non-current liabilities	11	9	11
Current liabilities	10	12	6
Result from operations	3	4	(3)
Profit attributable to equity holders of AB InBev	3	3	(3)

Summary of AB InBev's Transactions with Associates
Significant interests in associates are shown in note 16
Investments in associates
. AB InBev’s transactions with associates were as follows:

Million US dollar	2019	2018	2017
Gross profit	76	74	91
Current assets	41	152	73
Current liabilities	119	130	20